CONTINGENT FORWARD CONTRACTS (Details) - USD ($) $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2020
Derivative [Line Items]
Reclassification from contingent forward contracts liability					$ 118,382	$ 15,053
Contingent forward contract liability						30,844
Series D contingent forward contract liability
Derivative [Line Items]
Proceeds from issuance of shares		$ 200,000
Issuance of convertible preferred shares (in shares)		82,496,092
Fair value of contingent forward contract liability		$ 21,400	$ 36,400
Reclassification from contingent forward contracts liability			18,200
Loss related to fair value remeasurements					8,700
Series E contingent forward contract liability
Derivative [Line Items]
Fair value of contingent forward contract liability	$ 110,500				110,500
Loss related to fair value remeasurements					109,700
Series D convertible preferred shares
Derivative [Line Items]
Proceeds from issuance of shares			$ 200,000		$ 400,000	$ 600,000
Issuance of convertible preferred shares (in shares)			82,496,092		164,992,213	374,777,280
Series E convertible preferred shares
Derivative [Line Items]
Proceeds from issuance of shares	$ 400,000				$ 899,725
Issuance of convertible preferred shares (in shares)					301,092,346
Contingent forward contract liability							$ 800
Convertible notes
Derivative [Line Items]
Debt discount				$ 18,600